Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost	$ 20,739	$ 22,140	$ 32,129
Financial assets at fair value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	13,067	13,897	17,955
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	6,421	6,216	11,048
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	981	1,516	1,766
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	270	511	1,360
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	20,562	21,925	31,644
Financial assets at carrying value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	13,014	13,837	17,819
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	6,311	6,077	10,726
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	968	1,502	1,744
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	$ 269	$ 509	$ 1,355